Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

	Year ended March 31,
	2020		2021		2022
Income tax expense as per the consolidated statement of income	₹	24,799	₹	30,345	₹	28,946
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		(230)		226		242
Gains/(losses) on cash flow hedging derivatives		(1,165)		1,013		14
Remeasurements of the defined benefit plans		(196)		111		3

	₹	23,208	₹	31,695	₹	29,205

Summary of Components of Income Tax Expense
Income tax expense consists of the following:

	Year ended March 31,
	2020		2021		2022
Current taxes
Domestic	₹	18,437	₹	19,773	₹	29,862
Foreign		5,887		6,292		2,553

		24,324		26,065		32,415
Deferred taxes
Domestic		1,624		3,982		(635)
Foreign		(1,149)		298		(2,834)

		475		4,280		(3,469)

	₹	24,799	₹	30,345	₹	28,946

Summary of Reconciliation of Income Tax Expense
The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2020		2021		2022

Profit before tax	₹	122,512	₹	139,007	₹	151,275
Enacted income tax rate in India		34.94%		34.94%		34.94%

Computed expected tax expense		42,806		48,569		52,855
Effect of:
Income exempt from tax		(12,930)		(12,697)		(17,503)
Basis differences that will reverse during a tax holiday period		480		(2,268)		1,348
Income taxed at higher / (lower) rates		(3,122)		(2,381)		(5,649)
Taxes related to prior years		(116)		(3,861)		(5,499)
Changes in unrecognized deferred tax assets		(3,898)		1,096		669
Expenses disallowed for tax purpose		1,785		1,879		2,898
Others, net		(206)		8		(173)

Income tax expense	₹	24,799	₹	30,345	₹	28,946

Effective income tax rate		20.24%		21.83%		19.13%

Summary of Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2021		2022
Carry forward losses *	₹	1,637	₹	2,144
Trade payables, accrued expenses and other liabilities		5,115		6,103
Allowances for lifetime expected credit loss		3,208		2,987
Contract asset		91		—
Others		90		53

		10,141		11,287

Property, plant and equipment		(1,268)		(1,058)
Amortizable goodwill		(2,065)		(3,285)
Intangible assets		(1,249)		(9,645)
Interest income and fair value movement of investments		(1,582)		(1,067)
Cash flow hedges		(452)		(466)
Contract liabilities		—		(60)
Special Economic Zone Re-investment Reserve		(6,494)		(5,549)

		(13,110)		(21,130)

Net deferred tax assets/(liabilities)	₹	(2,969)	₹	(9,843)
Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	1,664	₹	2,298
Deferred tax liabilities	₹	(4,633)	₹	(12,141)

*	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2020	As at April 1, 2019		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		On account of business combination		As at March 31, 2020

Carry forward losses	₹	3,149	₹	(1,287)	₹	182	₹	—	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		1,033		248		—		4,994
Allowances for lifetime expected credit loss		4,521		(591)		(9)		—		3,921
Minimum alternate tax		—		3,425		—		—		3,425
Property, plant and equipment		(1,840)		1,150		4		—		(686)
Amortizable goodwill		(1,899)		(92)		(175)		—		(2,166)
Intangible assets		(2,295)		1,021		(90)		(177)		(1,541)
Interest income and fair value movement of investments		(1,455)		599		230		—		(626)
Cash flow hedges		(604)		—		1,165		—		561
Contract asset / (Contract liabilities)		(289)		285		(7)		—		(11)
Special Economic Zone Re-investment Reserve		(1,132)		(5,482)		—		—		(6,614)
Others		318		(536)		97		—		(121)

Total	₹	2,187	₹	(475)	₹	1,645	₹	(177)	₹	3,180

Movement during the year ended March 31, 2021	As at April 1, 2020		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		Others		As at March 31, 2021
Carry forward losses	₹	2,044	₹	(230)	₹	(22)	₹	(155)	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		279		(171)		13		5,115
Allowances for lifetime expected credit loss		3,921		(734)		21		—		3,208
Minimum alternate tax		3,425		(3,425)		—		—		—
Property, plant and equipment		(686)		(649)		66		1		(1,268)
Amortizable goodwill		(2,166)		34		67		—		(2,065)
Intangible assets		(1,541)		759		(55)		(412)		(1,249)
Interest income and fair value movement of investments		(626)		(730)		(226)		—		(1,582)
Cash flow hedges		561		—		(1,013)		—		(452)
Contract asset / (Contract liabilities)		(11)		101		4		(3)		91
Special Economic Zone Re-investment Reserve		(6,614)		120		—		—		(6,494)
Others		(121)		195		16		—		90

Total	₹	3,180	₹	(4,280)	₹	(1,313)	₹	(556)	₹	(2,969)

Movement during the year ended March 31, 2022	As at April 1, 2021		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		On account of business combinations and others		As at March 31, 2022
Carry forward losses	₹	1,637	₹	1,083	₹	101	₹	(677)	₹	2,144
Trade payables, accrued expenses and other liabilities		5,115		363		41		584		6,103
Allowances for lifetime expected credit loss		3,208		(248)		27		—		2,987
Property, plant and equipment		(1,268)		289		(30)		(49)		(1,058)
Amortizable goodwill		(2,065)		(1,129)		(91)		—		(3,285)
Intangible assets		(1,249)		1,910		(212)		(10,094)		(9,645)
Interest income and fair value movement of investments		(1,582)		424		(245)		336		(1,067)
Cash flow hedges		(452)		—		(14)		—		(466)
Contract asset / (Contract liabilities)		91		(205)		7		47		(60)
Special Economic Zone Re-investment Reserve		(6,494)		945		—		—		(5,549)
Others		90		37		(98)		24		53

Total	₹	(2,969)	₹	3,469	₹	(514)	₹	(9,829)	₹	(9,843)

*	Includes impact of foreign currency translat ion.